Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Total Revenue	$ 433,784	$ 471,198
Total Cost of revenue	316,938	308,320
Gross profit	116,846	162,878
Operating Expenses:
Selling and marketing	24,952	26,860
General and administrative	98,678	115,390
Total operating expenses	123,630	142,250
Income (loss) from operations	(6,784)	20,628
Other Income (Loss):
Interest income, net	38	25
Other expense, net	(1,130)	(538)
Other loss, net	(1,092)	(513)
Income (loss) before income taxes	(7,876)	20,115
Income taxes
Net income (loss)	(7,876)	20,115
Other Comprehensive Income (Loss):
Foreign currency translation adjustment	(1,992)	320
Comprehensive income (loss)	$ (9,868)	$ 20,435
Earnings (loss) per common share, basic	$ (0.00)	$ 0.00
Earnings (loss) per common share, diluted	$ (0.00)	$ 0.00
Weighted average number of shares outstanding, basic	45,518,000	45,518,000
Weighted average number of shares outstanding, diluted	45,518,000	45,518,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenue	$ 433,784	$ 460,939
Total Cost of revenue	316,938	300,395
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenue		10,259
Total Cost of revenue		$ 7,925